Key management compensation (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Key Management Compensation

The compensation for key management, which comprises Turquoise Hill’s directors, Chief Financial Officer, and Vice President, Operations and Development, in respect of employee services is as follows:

	Year Ended December 31,
	2017	2016

Salaries, director fees and other short term benefits	$2,092	$2,043
Post-employment benefits	63	89
Share based payment	1,386	1,074
	$3,541	$3,206